Document and Entity Information	Oct. 28, 2020
Cover [Abstract]
Entity Central Index Key	0000023795
Document Type	8-K
Document Period End Date	Oct. 28, 2020
Entity File Number	001-11350
Entity Registrant Name	CTO Realty Growth, Inc.
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-0483700
Entity Address, Address Line One	1140 N. Williamson Blvd., Suite 140
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	274-2202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, $1.00 PAR VALUE PER SHARE
Trading Symbol	CTO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false